Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		5 Months Ended
	Jan. 10, 2024	Dec. 31, 2024	Aug. 15, 2024	Aug. 03, 2024
Subsequent Event [Line Items]
Payment of liquidated damages, lease and operate agreement, pre-commissioning contractual cash flows,	$ 110,000
Subsequent event
Subsequent Event [Line Items]
Lease and operate agreement, pre-commissioning contractual cash flows, amendment deed				$ 220,000
Dividends payable (in USD per share)			$ 0.25
Subsequent event | Scenario, Forecast
Subsequent Event [Line Items]
Increase (decrease) in lease and operate agreement, pre-commissioning contractual cash flows, amendment deed		$ (130,000)